NOTE 11 - INCOME TAXES (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%
State and Local Jurisdiction [Member]
Other Tax Carryforward, Gross Amount (in Dollars)		28